DERIVATIVE INSTRUMENTS (Tables) - Millburn Multi-Markets Trading L.P. [Member]	12 Months Ended
Dec. 31, 2022
Schedule of management fees

	Management Fees
	2022	2021
US Feeder	$2,385,044	$2,403,587
Cayman Feeder	2,415,817	3,171,460
Other (1)	194,875	165,014
Total	$4,995,736	$5,740,061

(1)	Direct investors in the Partnership

Schedule of selling commissions

	Selling Commissions
	2022	2021
U.S. Feeder	$2,365,854	$2,267,616
Cayman Feeder	22	10,520
Total	$2,365,876	$2,278,136

Schedule of operating expenses

	Operating Expenses
	2022	2021
Partnership	$584,173	$617,774
U.S. Feeder	330,536	341,420
Cayman Feeder	177,152	161,604
Total	$1,091,861	$1,120,798

Schedule of financial assets and liabilities at fair value

	Level 1	Level 2	Total
U.S. Treasury notes (1)	$397,103,535	$-	$397,103,535

Short-Term Money Market Fund*	33,737,736	-	33,737,736
Exchange-traded futures contracts
Currencies	32,613	-	32,613
Energies	7,123,301	-	7,123,301
Grains	299,446	-	299,446
Interest rates	13,161,165	-	13,161,165
Livestock	(25,990)	-	(25,990)
Metals	138,124	-	138,124
Softs	(124,566)	-	(124,566)
Stock indices	(123,674)	-	(123,674)

Total exchange-traded futures contracts	20,480,419	-	20,480,419

Over-the-counter forward currency contracts	-	2,205,283	2,205,283

Total futures and forward currency contracts (2)	20,480,419	2,205,283	22,685,702

Total financial assets and liabilities at fair value	$451,321,690	$2,205,283	$453,526,973

Per line item in Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in equity trading accounts as collateral	$88,701,332
Investments in U.S. Treasury notes	308,402,203
Total investments in U.S. Treasury notes	$397,103,535

(2)
Net unrealized appreciation on open futures and forward currency contracts	$22,685,702
Net unrealized depreciation on open futures and forward currency contracts	-
Total net unrealized appreciation on open futures and forward currency contracts	$22,685,702

*	The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.

Financial assets and liabilities at fair value as of December 31, 2021

	Level 1	Level 2	Total
U.S. Treasury notes (1)	$393,373,462	$-	$393,373,462

Short-Term Money Market Fund*	30,509,711	-	30,509,711
Exchange-traded futures contracts
Currencies	13,848	-	13,848
Energies	1,800,611	-	1,800,611
Grains	105,702	-	105,702
Interest rates	(3,181,786)	-	(3,181,786)
Livestock	(1,040)	-	(1,040)
Metals	439,232	-	439,232
Softs	(40,540)	-	(40,540)
Stock indices	899,035	-	899,035

Total exchange-traded futures contracts	35,062	-	35,062

Over-the-counter forward currency contracts	-	(985,264)	(985,264)

Total futures and forward currency contracts (2)	35,062	(985,264)	(950,202)

Total financial assets and liabilities at fair value	$423,918,235	$(985,264)	$422,932,971

Per line item in Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in equity trading accounts as collateral	$72,137,475
Investments in U.S. Treasury notes	321,235,987
Total investments in U.S. Treasury notes	$393,373,462

(2)
Net unrealized appreciation on open futures and forward currency contracts	$1,066,071
Net unrealized depreciation on open futures and forward currency contracts	(2,016,273)
Total net unrealized depreciation on open futures and forward currency contracts	$(950,202)

*	The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.